Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (206,483)	$ (33,625)	$ (59,663)
Foreign currency translation adjustment	(655)	16,622	(3,949)
Comprehensive loss	(207,138)	(17,003)	(63,612)
Less:
Comprehensive loss attributable to noncontrolling interests			(2,107)
Total comprehensive loss attributable to Microvast Holdings, Inc.	$ (207,138)	$ (17,003)	$ (61,505)